UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00537

Franklin Custodian Funds
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 12/31/12

Item 1. Schedule of Investments.

Franklin Custodian Funds
Statement of Investments, December 31, 2012 (unaudited)

Franklin DynaTech Fund	Country	Shares	Value
Common Stocks 100.0%			
Aerospace & Defense 2.2%			
The Boeing Co.	United States	100,000	$ 7,536,000
Precision Castparts Corp.	United States	110,000	20,836,200
			28,372,200
Air Freight & Logistics 1.2%			
C.H. Robinson Worldwide Inc.	United States	60,000	3,793,200
FedEx Corp.	United States	125,000	11,465,000
			15,258,200
Biotechnology 7.6%			
[a]Alexion Pharmaceuticals Inc.	United States	100,000	9,381,000
Amgen Inc.	United States	110,000	9,495,200
[a]Biogen Idec Inc.	United States	150,000	22,000,500
[a]Celgene Corp.	United States	160,000	12,595,200
[a]Cepheid Inc.	United States	90,000	3,042,900
[a]Gilead Sciences Inc.	United States	250,000	18,362,500
[a]Medivation Inc.	United States	250,000	12,790,000
[a]Onyx Pharmaceuticals Inc.	United States	150,000	11,329,500
			98,996,800
Capital Markets 0.1%			
[a]Financial Engines Inc.	United States	40,000	1,110,000
Chemicals 3.3%			
Monsanto Co.	United States	225,000	21,296,250
Novozymes AS	Denmark	180,000	5,068,674
Sigma-Aldrich Corp.	United States	225,000	16,555,500
			42,920,424
Commercial Services & Supplies 0.1%			
The ADT Corp.	United States	20,000	929,800
Communications Equipment 2.6%			
[a]F5 Networks Inc.	United States	100,000	9,715,000
Motorola Solutions Inc.	United States	60,000	3,340,800
[a]Palo Alto Networks Inc.	United States	100,000	5,352,000
QUALCOMM Inc.	United States	250,000	15,505,000
			33,912,800
Computers & Peripherals 7.2%			
Apple Inc.	United States	168,000	89,549,040
[a]EMC Corp.	United States	180,000	4,554,000
			94,103,040
Diversified Financial Services 1.0%			
Moody's Corp.	United States	250,000	12,580,000
Energy Equipment & Services 5.4%			
Core Laboratories NV	Netherlands	40,000	4,372,400
[a]FMC Technologies Inc.	United States	600,000	25,698,000
[a]Forum Energy Technologies Inc.	United States	220,000	5,445,000
National Oilwell Varco Inc.	United States	200,000	13,670,000
Oceaneering International Inc.	United States	10,000	537,900
Schlumberger Ltd.	United States	300,000	20,787,000
			70,510,300
Food Products 0.5%			
Mead Johnson Nutrition Co., A	United States	100,000	6,589,000
Health Care Equipment & Supplies 5.4%			
Abbott Laboratories	United States	250,000	16,375,000
C. R. Bard Inc.	United States	100,000	9,774,000
[a]Edwards Lifesciences Corp.	United States	235,000	21,189,950
[a]HeartWare International Inc.	United States	65,000	5,456,750

[a]Intuitive Surgical Inc.	United States	25,000	12,259,250
Stryker Corp.	United States	100,000	5,482,000
			70,536,950
Health Care Providers & Services 4.3%			
[a]DaVita HealthCare Partners Inc.	United States	100,000	11,053,000
[a]Express Scripts Holding Co.	United States	280,000	15,120,000
McKesson Corp.	United States	200,000	19,392,000
UnitedHealth Group Inc.	United States	200,000	10,848,000
			56,413,000
Health Care Technology 2.1%			
[a]Cerner Corp.	United States	350,000	27,174,000
Internet & Catalog Retail 3.7%			
[a]Amazon.com Inc.	United States	115,000	28,881,100
Expedia Inc.	United States	20,000	1,229,000
[a]Priceline.com Inc.	United States	30,000	18,636,000
			48,746,100
Internet Software & Services 10.4%			
[a]Baidu Inc., ADR	China	80,000	8,023,200
[a]Cornerstone OnDemand Inc.	United States	100,000	2,953,000
[a]Demandware Inc.	United States	100,000	2,732,000
[a]eBay Inc.	United States	350,000	17,857,000
[a]Equinix Inc.	United States	75,000	15,465,000
[a]Facebook Inc., A	United States	50,000	1,331,500
[a]Google Inc., A	United States	52,500	37,241,925
[a]LinkedIn Corp., A	United States	70,000	8,037,400
[b]Mail.ru Group Ltd., GDR, 144A	Russia	100,000	3,436,000
MercadoLibre Inc.	Argentina	100,000	7,857,000
[a]Rackspace Hosting Inc.	United States	150,000	11,140,500
Tencent Holdings Ltd.	China	500,000	16,025,289
[a]Yelp Inc.	United States	200,000	3,770,000
			135,869,814
IT Services 6.0%			
International Business Machines Corp.	United States	50,000	9,577,500
MasterCard Inc., A	United States	65,000	31,933,200
[a]Teradata Corp.	United States	50,000	3,094,500
Visa Inc., A	United States	225,000	34,105,500
			78,710,700
Life Sciences Tools & Services 2.4%			
[a]Illumina Inc.	United States	110,000	6,114,900
Thermo Fisher Scientific Inc.	United States	200,000	12,756,000
[a]Waters Corp.	United States	150,000	13,068,000
			31,938,900
Machinery 1.1%			
Flowserve Corp.	United States	100,000	14,680,000
Media 1.1%			
[a]Liberty Media Corp. - Liberty Capital, A	United States	120,000	13,921,200
Oil, Gas & Consumable Fuels 1.9%			
Anadarko Petroleum Corp.	United States	135,000	10,031,850
Noble Energy Inc.	United States	150,000	15,261,000
			25,292,850
Pharmaceuticals 5.7%			
Allergan Inc.	United States	250,000	22,932,500
Novo Nordisk AS, ADR	Denmark	130,000	21,217,300
Perrigo Co.	United States	90,000	9,362,700
[a]Watson Pharmaceuticals Inc.	United States	250,000	21,500,000
			75,012,500
Professional Services 1.4%			
[a]The Advisory Board Co.	United States	200,000	9,358,000

Franklin Custodian Funds

Statement of Investments, December 31, 2012 (unaudited) *(continued)*

[a]IHS Inc., A	United States	100,000	9,600,000
			18,958,000
Real Estate Investment Trusts (REITs) 2.1%			
American Tower Corp.	United States	350,000	27,044,500
Semiconductors & Semiconductor Equipment 5.8%			
ARM Holdings PLC, ADR	United Kingdom	900,000	34,047,000
ASML Holding NV, N.Y. shs	Netherlands	50,000	3,220,500
[a]Hittite Microwave Corp.	United States	110,000	6,831,000
Intel Corp.	United States	1,000,000	20,630,000
[a]Lam Research Corp.	United States	200,000	7,226,000
Power Integrations Inc.	United States	130,000	4,369,300
			76,323,800
Software 13.2%			
[a]ANSYS Inc.	United States	200,000	13,468,000
[a]Aspen Technology Inc.	United States	500,000	13,820,000
[a]Autodesk Inc.	United States	40,000	1,414,000
[a]Check Point Software Technologies Ltd.	Israel	80,000	3,811,200
[a]Citrix Systems Inc.	United States	60,000	3,945,000
[a]CommVault Systems Inc.	United States	200,000	13,942,000
[a]Concur Technologies Inc.	United States	40,000	2,700,800
[a]Guidewire Software Inc.	United States	40,000	1,188,800
[a]Imperva Inc.	United States	200,000	6,306,000
Intuit Inc.	United States	120,000	7,140,000
Microsoft Corp.	United States	100,000	2,673,000
[a]NetSuite Inc.	United States	300,000	20,190,000
[a]Nuance Communications Inc.	United States	150,000	3,348,000
Oracle Corp.	United States	300,000	9,996,000
[a]QLIK Technologies Inc.	United States	160,000	3,475,200
[a]Red Hat Inc.	United States	140,000	7,414,400
[a]Salesforce.com Inc.	United States	125,000	21,012,500
[a]ServiceNow Inc.	United States	150,000	4,504,500
[a]Solarwinds Inc.	United States	100,000	5,245,000
[a]Splunk Inc.	United States	100,000	2,902,000
[a]Ultimate Software Group Inc.	United States	75,000	7,080,750
[a]VMware Inc., A	United States	150,000	14,121,000
[a]Workday Inc.	United States	40,000	2,180,000
			171,878,150
Textiles, Apparel & Luxury Goods 1.3%			
[a]Lululemon Athletica Inc.	Canada	60,000	4,573,800
NIKE Inc., B	United States	60,000	3,096,000
[b]Prada Holding SpA, 144A	Italy	1,000,000	9,548,079
			17,217,879
Trading Companies & Distributors 0.8%			
Fastenal Co.	United States	225,000	10,505,250
Wireless Telecommunication Services 0.1%			
[a]SBA Communications Corp.	United States	10,000	710,200
Total Common Stocks (Cost $791,740,597)			1,306,216,357
Short Term Investments (Cost $2,113,166) 0.2%			
Money Market Funds 0.2%			
[a,c]Institutional Fiduciary Trust Money Market Portfolio	United States	2,113,166	2,113,166
Total Investments (Cost $793,853,763) 100.2%			1,308,329,523
Other Assets, less Liabilities (0.2)%			(2,483,246)
Net Assets 100.0%			$ 1,305,846,277

Franklin Custodian Funds
Statement of Investments, December 31, 2012 (unaudited)

Franklin Growth Fund	Shares	Value
Common Stocks 84.4%		
Automobiles & Components 2.5%		
ªBorgWarner Inc.	600,000	$ 42,972,000
Ford Motor Co.	1,200,000	15,540,000
ªGeneral Motors Co.	600,000	17,298,000
Harley-Davidson Inc.	913,096	44,595,609
Johnson Controls Inc.	1,600,000	49,120,000
Toyota Motor Corp., ADR (Japan)	30,000	2,797,500
		172,323,109
Banks 0.4%		
Wells Fargo & Co.	750,000	25,635,000
Capital Goods 15.6%		
3M Co.	855,000	79,386,750
ABB Ltd., ADR (Switzerland)	1,500,000	31,185,000
The Boeing Co.	1,100,000	82,896,000
Caterpillar Inc.	325,000	29,113,500
Danaher Corp.	1,000,000	55,900,000
Deere & Co.	200,000	17,284,000
Emerson Electric Co.	1,100,000	58,256,000
General Dynamics Corp.	1,000,000	69,270,000
General Electric Co.	1,800,000	37,782,000
Huntington Ingalls Industries Inc.	166,666	7,223,305
Illinois Tool Works Inc.	1,000,000	60,810,000
Ingersoll-Rand PLC	1,100,000	52,756,000
Lockheed Martin Corp.	500,000	46,145,000
Northrop Grumman Corp.	1,000,000	67,580,000
Pall Corp.	850,000	51,221,000
Precision Castparts Corp.	250,000	47,355,000
Raytheon Co.	600,000	34,536,000
Rockwell Collins Inc.	350,000	20,359,500
Textron Inc.	1,600,000	39,664,000
United Technologies Corp.	900,000	73,809,000
W.W. Grainger Inc.	550,000	111,303,500
		1,073,835,555
Commercial & Professional Services 2.2%		
Avery Dennison Corp.	462,000	16,133,040
Dun & Bradstreet Corp.	400,000	31,460,000
Equifax Inc.	500,000	27,060,000
ªIHS Inc., A	400,000	38,400,000
Robert Half International Inc.	150,000	4,773,000
ªStericycle Inc.	200,000	18,654,000
ªVerisk Analytics Inc., A	300,000	15,300,000
		151,780,040
Consumer Durables & Apparel 1.8%		
NIKE Inc., B	900,000	46,440,000
VF Corp.	500,000	75,485,000
		121,925,000
Consumer Services 0.9%		
Carnival Corp.	1,200,000	44,124,000
Interval Leisure Group Inc.	60,020	1,163,788
Starwood Hotels & Resorts Worldwide Inc.	250,000	14,340,000
		59,627,788
Diversified Financials 2.1%		
American Express Co.	600,000	34,488,000
BlackRock Inc.	208,000	42,995,680
JPMorgan Chase & Co.	600,000	26,382,000

T. Rowe Price Group Inc.	625,000	40,706,250
		144,571,930
Energy 3.6%		
Anadarko Petroleum Corp.	675,000	50,159,250
BP PLC, ADR (United Kingdom)	353,542	14,721,489
ConocoPhillips	35,000	2,029,650
Devon Energy Corp.	320,000	16,652,800
Exxon Mobil Corp.	70,000	6,058,500
[a]FMC Technologies Inc.	625,000	26,768,750
Halliburton Co.	750,000	26,017,500
National Oilwell Varco Inc.	250,000	17,087,500
Occidental Petroleum Corp.	300,000	22,983,000
Peabody Energy Corp.	950,000	25,279,500
Phillips 66	17,500	929,250
Royal Dutch Shell PLC, A, ADR (United Kingdom)	280,000	19,306,000
Schlumberger Ltd.	309,100	21,417,539
Transocean Ltd.	15,222	679,662
		250,090,390
Food & Staples Retailing 0.4%		
CVS Caremark Corp.	600,000	29,010,000
Food, Beverage & Tobacco 2.0%		
Bunge Ltd.	250,000	18,172,500
Mead Johnson Nutrition Co., A	650,000	42,828,500
[a]Monster Beverage Corp.	850,000	44,948,000
PepsiCo Inc.	450,000	30,793,500
		136,742,500
Health Care Equipment & Services 6.1%		
Abbott Laboratories	400,000	26,200,000
Aetna Inc.	400,000	18,520,000
[a]Allscripts Healthcare Solutions Inc.	1,100,000	10,362,000
Baxter International Inc.	400,000	26,664,000
Cardinal Health Inc.	300,000	12,354,000
[a]CareFusion Corp.	1,000,000	28,580,000
Covidien PLC	425,000	24,539,500
[a]Edwards Lifesciences Corp.	200,000	18,034,000
[a]Express Scripts Holding Co.	361,648	19,528,992
[a]Haemonetics Corp.	850,000	34,714,000
[a]Henry Schein Inc.	350,000	28,161,000
Hill-Rom Holdings Inc.	300,000	8,550,000
[a]Intuitive Surgical Inc.	100,000	49,037,000
Medtronic Inc.	60,000	2,461,200
Quest Diagnostics Inc.	500,000	29,135,000
Stryker Corp.	400,000	21,928,000
Teleflex Inc.	500,000	35,655,000
[a]Varian Medical Systems Inc.	300,000	21,072,000
Zimmer Holdings Inc.	100,000	6,666,000
		422,161,692
Household & Personal Products 0.3%		
The Procter & Gamble Co.	335,000	22,743,150
Insurance 0.8%		
Aflac Inc.	600,000	31,872,000
[a]Berkshire Hathaway Inc., A	184	24,667,040
		56,539,040
Materials 4.5%		
Air Products and Chemicals Inc.	500,000	42,010,000
Celanese Corp., A	1,200,000	53,436,000
Ecolab Inc.	550,000	39,545,000
Freeport-McMoRan Copper & Gold Inc., B	750,000	25,650,000
Martin Marietta Materials Inc.	225,000	21,213,000
Newcrest Mining Ltd. (Australia)	800,000	18,731,269
Praxair Inc.	500,000	54,725,000

Sigma-Aldrich Corp.	800,000	58,864,000
		314,174,269
Media 1.6%		
[a]Live Nation Entertainment Inc.	88,491	823,851
The Walt Disney Co.	1,687,290	84,010,169
Washington Post Co., B	80,000	29,216,800
		114,050,820
Pharmaceuticals, Biotechnology & Life Sciences 11.9%		
Agilent Technologies Inc.	1,300,000	53,222,000
Allergan Inc.	950,000	87,143,500
Amgen Inc.	1,000,000	86,320,000
[a]Biogen Idec Inc.	500,000	73,335,000
[a]Celgene Corp.	390,000	30,700,800
[a]Covance Inc.	200,000	11,554,000
Eli Lilly & Co.	500,000	24,660,000
[a]Gilead Sciences Inc.	300,000	22,035,000
[a]Hospira Inc.	850,000	26,554,000
[a]Illumina Inc.	400,000	22,236,000
Johnson & Johnson	1,200,100	84,127,010
Merck & Co. Inc.	1,000,000	40,940,000
[a]Mettler-Toledo International Inc.	400,000	77,320,000
Pfizer Inc.	2,761,000	69,245,880
Roche Holding AG, ADR (Switzerland)	750,000	37,875,000
Teva Pharmaceutical Industries Ltd., ADR (Israel)	600,000	22,404,000
[a]Waters Corp.	575,000	50,094,000
		819,766,190
Real Estate 0.8%		
American Tower Corp.	715,000	55,248,050
Retailing 1.3%		
[a]Amazon.com Inc.	250,000	62,785,000
Expedia Inc.	200,000	12,290,000
HSN Inc.	100,000	5,508,000
[a]TripAdvisor Inc.	200,000	8,392,000
		88,975,000
Semiconductors & Semiconductor Equipment 0.3%		
Intel Corp.	700,000	14,441,000
[a]SunPower Corp.	133,873	752,366
Texas Instruments Inc.	250,000	7,735,000
		22,928,366
Software & Services 9.9%		
[a]Autodesk Inc.	800,000	28,280,000
Automatic Data Processing Inc.	700,000	39,907,000
[a]Check Point Software Technologies Ltd. (Israel)	525,000	25,011,000
[a]Citrix Systems Inc.	275,000	18,081,250
Computer Sciences Corp.	1,400,000	56,070,000
[a]Facebook Inc., A	400,000	10,652,000
[a]Fortinet Inc.	1,500,000	31,605,000
[a]Google Inc., A	150,000	106,405,500
IAC/InterActiveCorp	300,000	14,190,000
[a]Informatica Corp.	800,000	24,256,000
International Business Machines Corp.	600,000	114,930,000
MasterCard Inc., A	100,000	49,128,000
Microsoft Corp.	325,000	8,687,250
Oracle Corp.	2,300,000	76,636,000
Visa Inc., A	300,000	45,474,000
[a]Yahoo! Inc.	1,700,000	33,830,000
		683,143,000
Technology Hardware & Equipment 9.0%		
[a]Acme Packet Inc.	800,000	17,696,000
Apple Inc.	575,000	306,492,250
Cisco Systems Inc.	2,945,000	57,869,250

[a]EMC Corp.		2,700,000	68,310,000
Hewlett-Packard Co.		1,156,250	16,476,563
Logitech International SA (Switzerland)		150,000	1,131,000
Molex Inc.		71,483	1,953,630
Molex Inc., A		133,100	2,970,792
QUALCOMM Inc.		660,000	40,933,200
[a]Research In Motion Ltd. (Canada)		450,000	5,346,000
TE Connectivity Ltd.		1,000,000	37,120,000
[a]Trimble Navigation Ltd.		1,050,000	62,769,000
			619,067,685
Telecommunication Services 0.2%			
America Movil SAB de CV, L, ADR (Mexico)		518,600	12,000,404
Transportation 5.6%			
[a]Air France-KLM, ADR (France)		800,000	7,388,704
[a]Alaska Air Group Inc.		1,600,000	68,944,000
Allegiant Travel Co.		100,000	7,341,000
Arkansas Best Corp.		260,000	2,483,000
C.H. Robinson Worldwide Inc.		267,300	16,898,706
Canadian National Railway Co. (Canada)		500,000	45,505,000
Canadian Pacific Railway Ltd. (Canada)		500,000	50,810,000
Expeditors International of Washington Inc.		600,000	23,730,000
Forward Air Corp.		500,000	17,505,000
Heartland Express Inc.		600,000	7,842,000
[a]International Consolidated Airlines Group SA, ADR (United Kingdom)		1,400,000	21,630,000
Ryanair Holdings PLC, ADR (Ireland)		239,200	8,199,776
Southwest Airlines Co.		100,000	1,024,000
Union Pacific Corp.		600,000	75,432,000
[a]United Continental Holdings Inc.		1,050,000	24,549,000
Werner Enterprises Inc.		462,000	10,011,540
			389,293,726
Utilities 0.6%			
American Water Works Co. Inc.		700,000	25,991,000
NextEra Energy Inc.		250,000	17,297,500
			43,288,500
Total Common Stocks (Cost $3,199,304,868)			5,828,921,204
Short Term Investments 15.6%			
Money Market Funds (Cost $340,182,870) 4.9%			
[a,b]Institutional Fiduciary Trust Money Market Portfolio		340,182,870	340,182,870
		Principal Amount	
Repurchase Agreements (Cost $736,132,182) 10.7%			
[c]Joint Repurchase Agreement, 0.154%, 1/02/13 (Maturity Value $736,138,496)	$	736,132,182	736,132,182
BNP Paribas Securities Corp. (Maturity Value $95,830,509)			
Credit Suisse Securities (USA) LLC (Maturity Value $119,791,817)			
Deutsche Bank Securities Inc. (Maturity Value $77,294,542)			
HSBC Securities (USA) Inc. (Maturity Value $215,622,328)			
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $95,830,509)			
Morgan Stanley & Co. LLC (Maturity Value $35,938,282)			
UBS Securities LLC (Maturity Value $95,830,509)			
Collateralized by U.S. Government Agency Securities, 0.00% - 6.21%, 1/15/13 - 1/22/37; U.S. Treasury Bonds, 11.25%, 2/15/15 and U.S. Treasury Notes, 0.25% - 2.00%, 11/30/13 - 9/15/15 (valued at $750,938,329)			

Franklin Custodian Funds
Statement of Investments, December 31, 2012 (unaudited) *(continued)*

Total Investments (Cost $4,275,619,920) 100.0%		6,905,236,256
Other Assets, less Liabilities (0.0)%[†]		(2,372,361)
Net Assets 100.0%	$	6,902,863,895

[†] Rounds to less than 0.1% of net assets.
[a] Non-income producing.
[b] The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.
[c] Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At December 31, 2012, all repurchase agreements had been entered into on that date.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt

Franklin Custodian Funds
Statement of Investments, December 31, 2012 (unaudited)

Franklin Income Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests 42.9%			
Consumer Discretionary 0.5%			
[a]Charter Communications Inc., wts., 11/30/14	United States	2,000,000	$ 61,120,000
[a,b,c]Dex One Corp.	United States	10,242,757	16,183,556
[a]General Motors Co., wts., 7/10/16	United States	2,497,592	48,703,044
[a]General Motors Co., wts., 7/10/19	United States	2,497,592	31,194,924
Johnson Controls Inc.	United States	2,884,000	88,538,800
Limited Brands Inc.	United States	2,000,000	94,120,000
[a]Motors Liquidation Co., Escrow Account	United States	400,000,000	40,000
[a]Motors Liquidation Co., GUC Trust	United States	689,724	14,622,149
[a]SuperMedia Inc., Litigation Trust	United States	30,326,101	75,815
			354,598,288
Consumer Staples 1.3%			
Diageo PLC	United Kingdom	7,000,000	203,898,197
Kellogg Co.	United States	1,800,000	100,530,000
PepsiCo Inc.	United States	5,241,600	358,682,688
[b]Safeway Inc.	United States	12,000,000	217,080,000
			880,190,885
Energy 6.9%			
BP PLC, ADR	United Kingdom	21,000,000	874,440,000
[a,b]Callon Petroleum Co.	United States	3,900,000	18,330,000
[b]Canadian Oil Sands Ltd.	Canada	25,500,000	517,830,355
Chesapeake Energy Corp.	United States	6,160,978	102,395,454
Chevron Corp.	United States	5,500,000	594,770,000
ConocoPhillips	United States	10,000,000	579,900,000
Devon Energy Corp.	United States	6,000,000	312,240,000
Halliburton Co.	United States	4,000,000	138,760,000
Royal Dutch Shell PLC, A, ADR	United Kingdom	10,000,000	689,500,000
Schlumberger Ltd.	United States	2,341,900	162,270,251
Spectra Energy Corp.	United States	12,000,000	328,560,000
Total SA, B, ADR	France	8,500,000	442,085,000
Woodside Petroleum Ltd.	Australia	3,000,000	107,002,891
			4,868,083,951
Financials 5.6%			
[a]Banco Santander SA	Spain	17,506,909	142,240,966
Bank of America Corp.	United States	41,722,000	483,975,200
Barclays PLC	United Kingdom	30,000,000	130,276,589
BlackRock Inc.	United States	1,204,000	248,878,840
Commonwealth Bank of Australia	Australia	3,500,000	228,150,890
HSBC Holdings PLC	United Kingdom	40,000,000	423,981,368
JPMorgan Chase & Co.	United States	19,000,000	835,430,000
M&T Bank Corp.	United States	1,500,000	147,705,000
MetLife Inc.	United States	2,646,750	87,183,945
QBE Insurance Group Ltd.	Australia	15,000,000	172,025,900
Wells Fargo & Co.	United States	30,798,853	1,052,704,796
			3,952,553,494
Health Care 5.4%			
Johnson & Johnson	United States	12,000,000	841,200,000
Merck & Co. Inc.	United States	30,000,000	1,228,200,000
Pfizer Inc.	United States	28,000,000	702,240,000
Roche Holding AG	Switzerland	4,000,000	804,064,019
Sanofi, ADR	France	5,000,000	236,900,000
			3,812,604,019
Industrials 2.1%			
General Electric Co.	United States	50,000,000	1,049,500,000
Republic Services Inc.	United States	4,000,000	117,320,000
Waste Management Inc.	United States	10,000,000	337,400,000
			1,504,220,000
Information Technology 1.0%			
Intel Corp.	United States	25,000,000	515,750,000
Microsoft Corp.	United States	4,000,000	106,920,000

Franklin Custodian Funds

Statement of Investments, December 31, 2012 (unaudited) *(continued)*

Texas Instruments Inc.	United States	2,840,000	87,869,600
			710,539,600
Materials 4.5%			
AngloGold Ashanti Ltd., ADR	South Africa	3,834,000	120,272,580
Barrick Gold Corp.	Canada	5,531,582	193,660,686
BHP Billiton PLC	United Kingdom	16,000,000	564,633,073
The Dow Chemical Co.	United States	25,000,000	808,000,000
E. I. du Pont de Nemours and Co.	United States	10,000,000	449,700,000
Freeport-McMoRan Copper & Gold Inc., B	United States	214,053	7,320,612
Goldcorp Inc.	Canada	5,000,000	183,500,000
LyondellBasell Industries NV, A	United States	6,500,000	371,085,000
Newmont Mining Corp.	United States	2,099,000	97,477,560
Rio Tinto PLC, ADR	United Kingdom	6,000,000	348,540,000
			3,144,189,511
Telecommunication Services 3.2%			
AT&T Inc.	United States	20,000,000	674,200,000
CenturyLink Inc.	United States	5,000,000	195,600,000
France Telecom SA	France	10,000,000	110,908,680
Frontier Communications Corp.	United States	25,448,286	108,918,664
Koninklijke KPN NV	Netherlands	5,000,000	24,720,050
SK Telecom Co. Ltd., ADR	South Korea	3,839,600	60,780,868
[a]Sprint Nextel Corp.	United States	5,000,000	28,350,000
Telstra Corp. Ltd.	Australia	55,000,000	250,849,301
Vivendi SA	France	12,393,714	280,220,964
Vodafone Group PLC	United Kingdom	200,000,000	503,541,986
			2,238,090,513
Utilities 12.4%			
AGL Resources Inc.	United States	2,700,000	107,919,000
American Electric Power Co. Inc.	United States	12,500,000	533,500,000
Dominion Resources Inc.	United States	10,500,000	543,900,000
DTE Energy Co.	United States	2,000,000	120,100,000
Duke Energy Corp.	United States	14,000,000	893,200,000
[a,b,d]Dynegy Holdings Inc., Escrow Account	United States	1,024,235,000	—
[a,b,c]Dynegy Inc.	United States	26,058,906	498,506,872
[a,b,c]Dynegy Inc., wts., 10/02/17	United States	1,143,273	1,440,524
[a,b,d]Dynegy Roseton Danskammer Pass Through Trust, Escrow Account	United States	40,000,000	—
Edison International	United States	4,000,000	180,760,000
Entergy Corp.	United States	8,000,000	510,000,000
Exelon Corp.	United States	23,500,000	698,890,000
FirstEnergy Corp.	United States	10,500,000	438,480,000
NextEra Energy Inc.	United States	6,663,490	461,046,873
Pepco Holdings Inc.	United States	6,000,000	117,660,000
PG&E Corp.	United States	16,500,000	662,970,000
Pinnacle West Capital Corp.	United States	4,800,000	244,704,000
PPL Corp.	United States	15,000,000	429,450,000
Public Service Enterprise Group Inc.	United States	18,000,000	550,800,000
Sempra Energy	United States	8,400,000	595,896,000
The Southern Co.	United States	12,000,000	513,720,000
TECO Energy Inc.	United States	10,000,000	167,600,000
Xcel Energy Inc.	United States	17,500,000	467,425,000
			8,737,968,269
Total Common Stocks and Other Equity Interests (Cost $27,538,911,145)			30,203,038,530
Equity-Linked Securities 7.8%			
Consumer Discretionary 0.6%			
[e]JPMorgan Chase & Co. into Ford Motor Co., 7.50%, 144A	United States	8,145,000	104,825,335
[e]Morgan Stanley into Johnson Controls Inc., 9.00%, 144A	United States	1,765,000	52,776,148
[e]Wells Fargo & Co. into Ford Motor Co., 8.50%, 144A	United States	11,250,000	133,500,375
[e]Wells Fargo & Co. into General Motors Co., 7.50%, 144A	United States	4,565,000	128,204,829
			419,306,687
Energy 2.1%			
[e]Bank of America Corp. into Halliburton Co., 7.00%, 144A	United States	2,326,000	82,169,206
[e]Bank of America Corp. into Bakers Hughes Inc., 8.15%, 144A	United States	3,950,000	161,253,220

ᵉBarclays Bank PLC into Alpha Natural Resources Inc., 12.50%, 144A	United States	11,000,000	108,693,860
ᵉBarclays Bank PLC into Anadarko Petroleum Corp., 8.00%, 144A	United States	1,584,000	112,206,917
ᵉBarclays Bank PLC into Baker Hughes Inc., 8.00%, 144A	United States	2,327,000	97,480,823
Credit Suisse New York into Halliburton Co., 10.00%	United States	3,800,000	116,924,860
Credit Suisse New York into Schlumberger Ltd., 8.00%	United States	1,550,000	106,221,035
ᵉDeutsche Bank AG into Alpha Natural Resources Inc., 12.50%, 144A	United States	6,795,000	73,070,712
ᵉDeutsche Bank AG into Chesapeake Energy Corp., 12.50%, 144A	United States	3,960,000	71,516,412
ᵉDeutsche Bank AG into Halliburton Co., 9.00%, 144A	United States	3,000,000	103,504,200
ᵉThe Goldman Sachs Group Inc. into Weatherford International Ltd., 10.00%, 144A	United States	5,715,000	65,825,370
ᵉJPMorgan Chase & Co. into Anadarko Petroleum Corp., 8.00%, 144A	United States	1,451,000	107,159,252
ᵉJPMorgan Chase & Co. into Peabody Energy Corp., 12.50%, 144A	United States	3,030,000	76,435,689
ᵉUBS AG into Peabody Energy Corp., 12.50%, 144A	United States	2,413,000	62,553,164
ᵉUBS AG London Branch into Anadarko Petroleum Corp., 9.00%, 144A	United States	1,510,000	108,772,850
			1,453,787,570
Financials 1.3%			
ᵉBNP Paribas into Citigroup Inc., 7.50%, 144A	United States	2,608,000	103,011,306
ᵉDeutsche Bank AG into Bank of America Corp., 11.50%, 144A	United States	13,125,000	125,357,006
ᵉThe Goldman Sachs Group Inc. into Bank of America Corp., 9.00%, 144A	United States	28,900,000	303,582,940
ᵉJPMorgan Chase & Co. into Citigroup Inc., 8.00%, 144A	United States	6,650,000	259,163,800
ᵉUBS AG into Bank of America Corp., 9.00%, 144A	United States	10,115,000	114,505,846
			905,620,898
Industrials 0.2%			
ᵉDeutsche Bank AG into Caterpillar Inc., 9.00%, 144A	United States	1,000,000	90,024,300
ᵉThe Goldman Sachs Group Inc. into Rockwell Automation Inc., 8.00%, 144A	United States	1,050,000	80,556,210
			170,580,510
Information Technology 1.5%			
ᵉBank of America Corp. into Lam Research Corp., 7.00%, 144A	United States	1,695,000	60,598,284
ᵉBarclays Bank PLC into Intel Corp., 7.00%, 144A	United States	5,400,000	112,721,220
ᵉBarclays Bank PLC into Oracle Corp., 7.50%, 144A	United States	3,100,000	94,141,730
ᵉBarclays Bank PLC into VeriFone Systems Inc., 10.00%, 144A	United States	1,716,000	53,191,024
ᵉBNP Paribas into Cisco Systems Inc., 6.50%, 144A	United States	5,070,000	100,438,728
Credit Suisse New York into Broadcom Corp., 8.10%	United States	1,950,000	63,217,050
Credit Suisse New York into Corning Inc., 9.00%	United States	5,000,000	65,144,000
ᵉThe Goldman Sachs Group Inc. into Apple Inc., 9.00%, 144A	United States	120,000	66,593,880
ᵉThe Goldman Sachs Group Inc. into Intel Corp., 7.50%, 144A	United States	4,025,000	87,458,017
ᵉUBS AG into Corning Inc., 8.00%, 144A	United States	7,000,000	90,136,200
ᵉWells Fargo & Co. into Broadcom Corp., 10.00%, 144A	United States	3,100,000	102,659,600
ᵉWells Fargo & Co. into Texas Instruments Inc., 7.00%, 144A	United States	3,225,000	99,215,835
ᵉWells Fargo & Co. into Xerox Corp., 8.00%, 144A	United States	5,930,000	41,917,510
			1,037,433,078
Materials 2.0%			
ᵉBank of America Corp. into Freeport-McMoRan Copper & Gold Inc., 9.00%, 144A	United States	2,800,000	95,128,040
ᵉBank of America Corp. into Freeport-McMoRan Copper & Gold Inc., 10.00%, 144A	United States	2,922,000	101,889,848
ᵉBank of America Corp. into Newmont Mining Corp., 8.00%, 144A	United States	1,900,000	90,024,470
ᵉBarclays Bank PLC into Freeport-McMoRan Copper & Gold Inc., 10.00%, 144A	United States	2,575,000	90,302,417
ᵉBarclays Bank PLC into Walter Energy Inc., 15.00%, 144A	United States	475,000	17,664,395
Credit Suisse New York into Barrick Gold Corp., 8.00%	Canada	2,100,000	73,944,150
Credit Suisse New York into The Dow Chemical Co., 8.50%	United States	4,150,000	137,626,450
ᵉDeutsche Bank AG into Freeport-McMoRan Copper & Gold Inc., 10.00%, 144A	United States	4,000,000	145,541,200
ᵉDeutsche Bank AG into LyondellBasell Industries NV, 9.00%, 144A	United States	3,400,000	179,571,680
ᵉDeutsche Bank AG into LyondellBasell Industries NV, 9.00%, 144A	United States	1,500,000	83,925,000
ᵉDeutsche Bank AG into Newmont Mining Corp., 9.00%, 144A	United States	3,666,000	177,619,533
ᵉThe Goldman Sachs Group Inc. into Barrick Gold Corp., 8.00%, 144A	Canada	2,500,000	90,424,750
ᵉJPMorgan Chase & Co. into Nucor Corp., 7.50%, 144A	United States	2,400,000	100,908,480
ᵉMorgan Stanley into Walter Energy Inc., 12.50%, 144A	United States	1,175,000	43,752,770
			1,428,323,183
Telecommunication Services 0.1%			
Credit Suisse New York into Sprint Nextel Corp., 12.50%	United States	26,500,000	94,818,590
Total Equity-Linked Securities (Cost $5,452,601,109)			5,509,870,516
Convertible Preferred Stocks 3.4%			
Consumer Discretionary 0.2%			
General Motors Co., 4.75%, cvt. pfd., B	United States	3,250,000	143,422,500

Energy 0.5%				
Apache Corp., 6.00%, cvt. pfd.	United States	1,410,925		64,479,273
[c]Chesapeake Energy Corp., 5.75%, cvt. pfd., 144A	United States	165,500		148,368,267
SandRidge Energy Inc., 7.00%, cvt. pfd.	United States	800,000		82,560,000
				295,407,540
Financials 2.4%				
Bank of America Corp., 7.25%, cvt. pfd., L	United States	714,118		810,523,930
[a]Fannie Mae, 5.375%, cvt. pfd.	United States	4,700		18,329,953
FelCor Lodging Trust Inc., 7.80%, cvt. pfd., A	United States	3,050,000		73,993,000
MetLife Inc., 5.00%, cvt. pfd.	United States	3,750,000		166,762,500
Wells Fargo & Co., 7.50%, cvt. pfd., A	United States	512,900		630,354,100
				1,699,963,483
Materials 0.1%				
AngloGold Ashanti Holdings Finance PLC, 6.00%, cvt. pfd.	South Africa	1,819,000		67,976,030
Utilities 0.2%				
NextEra Energy Inc., 5.599%, cvt. pfd.	United States	2,000,000		101,133,200
NextEra Energy Inc., 5.889%, cvt. pfd.	United States	956,500		48,129,550
				149,262,750
Total Convertible Preferred Stocks (Cost $2,383,897,758)				2,356,032,303
Preferred Stocks 0.8%				
Consumer Discretionary 0.0%[†]				
[a]Motors Liquidation Co., Escrow pfd., C	United States	11,000,000		110,000
Financials 0.8%				
[c]Ally Financial Inc., 7.00%, pfd., 144A	United States	267,636		262,877,111
Ally Financial Inc., 8.50%, pfd., A	United States	1,200,000		31,524,000
Citigroup Capital XIII, 8.75%, pfd.	United States	1,870,000		52,173,000
[a]Fannie Mae, 6.75%, pfd.	United States	3,000,000		4,650,000
[a]Fannie Mae, 7.625%, pfd., R	United States	2,399,400		3,695,076
[a]Fannie Mae, 8.25%, pfd.	United States	11,784,000		19,679,280
[a]Freddie Mac, 8.375%, pfd., Z	United States	16,608,000		29,064,000
GMAC Capital Trust I, 8.125%, pfd.	United States	4,550,000		121,257,500
				524,919,967
Total Preferred Stocks (Cost $1,119,951,866)				525,029,967
		Principal Amount		
Convertible Bonds 0.9%				
Consumer Discretionary 0.5%				
[c]Volkswagen International Finance, cvt., sub. note, 144A, 5.50%, 11/09/15	Germany	240,000,000	EUR	349,137,654
Energy 0.1%				
Peabody Energy Corp., cvt., junior sub. bond, 4.75%, 12/15/66	United States	60,000,000		58,087,500
Industrials 0.1%				
[c]Meritor Inc., cvt., senior bond, 144A, 7.875%, 3/01/26	United States	50,000,000		46,093,750
Materials 0.2%				
Cemex SAB de CV, cvt., sub. note,				
3.25%, 3/15/16	Mexico	38,610,000		43,604,590
3.75%, 3/15/18	Mexico	37,300,000		42,028,894
Molycorp Inc., senior note, cvt., 6.00%, 9/01/17	United States	60,000,000		58,520,400
				144,153,884
Total Convertible Bonds (Cost $521,906,822)				597,472,788
Corporate Bonds 35.8%				
Consumer Discretionary 5.9%				
[c]Academy Ltd./Finance Corp., senior note, 144A, 9.25%, 8/01/19	United States	77,900,000		86,858,500
Cablevision Systems Corp., senior note,				
8.625%, 9/15/17	United States	100,000,000		117,125,000
7.75%, 4/15/18	United States	120,000,000		134,100,000
Caesars Operating Escrow LLC/Corp.,				
[c]first lien, 144A, 9.00%, 2/15/20	United States	47,750,000		47,988,750
[c]secured note, 144A, 9.00%, 2/15/20	United States	125,000,000		125,625,000
senior secured note, 8.50%, 2/15/20	United States	63,700,000		63,421,312

Franklin Custodian Funds

Statement of Investments, December 31, 2012 (unaudited) *(continued)*

CCO Holdings LLC/CCO Holdings Capital Corp., senior note,				
7.875%, 4/30/18	United States	51,900,000		56,116,875
7.00%, 1/15/19	United States	65,000,000		70,443,750
7.375%, 6/01/20	United States	60,000,000		66,900,000
6.50%, 4/30/21	United States	114,500,000		124,089,375
Chrysler Group LLC/CG Co-Issuer Inc., senior secured note,				
8.00%, 6/15/19	United States	210,000,000		229,950,000
[f]8.25%, 6/15/21	United States	127,200,000		140,556,000
CityCenter Holdings/Finance, senior secured note,				
7.625%, 1/15/16	United States	43,600,000		46,870,000
[g]PIK, 10.75%, 1/15/17	United States	34,233,496		35,499,177
Clear Channel Communications Inc.,				
[e]144A, 9.00%, 12/15/19	United States	165,000,000		151,800,000
senior note, 10.75%, 8/01/16	United States	75,800,000		57,608,000
senior note, 9.00%, 3/01/21	United States	417,075,000		374,324,812
Clear Channel Worldwide Holdings Inc., senior sub. note, 7.625%,				
3/15/20	United States	142,500,000		144,281,250
3/15/20	United States	7,500,000		7,518,750
ClubCorp Club Operations Inc., senior note, 10.00%, 12/01/18	United States	120,000,000		134,100,000
[e]CSC Holdings LLC, senior note, 144A, 6.75%, 11/15/21	United States	31,100,000		34,637,625
[f]Cumulus Media Holdings Inc., senior note, 7.75%, 5/01/19	United States	48,859,000		48,248,262
[b,g]Dex One Corp., senior sub. note, PIK, 14.00%, 1/29/17	United States	36,071,641		12,142,039
The Goodyear Tire & Rubber Co., senior note, 8.25%, 8/15/20	United States	108,400,000		119,511,000
Harrah's Operating Co. Inc.,				
secured note, 12.75%, 4/15/18	United States	25,000,000		18,562,500
senior secured note, 11.25%, 6/01/17	United States	150,000,000		161,437,500
[e]HD Supply Inc., 144A, 8.125%, 4/15/19	United States	20,000,000		22,850,000
[e]Jaguar Land Rover PLC,				
144A, 7.75%, 5/15/18	United Kingdom	10,500,000		11,543,438
144A, 8.125%, 5/15/21	United Kingdom	25,000,000		27,718,750
senior note, 144A, 8.25%, 3/15/20	United Kingdom	40,000,000	GBP	72,434,377
KB Home,				
senior bond, 7.50%, 9/15/22	United States	50,000,000		54,750,000
senior note, 6.25%, 6/15/15	United States	90,000,000		96,075,000
senior note, 9.10%, 9/15/17	United States	49,000,000		57,207,500
senior note, 7.25%, 6/15/18	United States	70,500,000		77,021,250
senior note, 8.00%, 3/15/20	United States	20,000,000		22,800,000
[e]Landry's Inc., senior note, 144A, 9.375%, 5/01/20	United States	32,000,000		33,920,000
[e]Laureate Education Inc., 144A, 9.25%, 9/01/19	United States	45,000,000		47,250,000
MGM Resorts International, senior note,				
6.625%, 7/15/15	United States	62,500,000		67,343,750
10.00%, 11/01/16	United States	100,000,000		116,250,000
11.375%, 3/01/18	United States	25,000,000		30,375,000
7.75%, 3/15/22	United States	100,000,000		107,500,000
[e]144A, 8.625%, 2/01/19	United States	44,800,000		50,176,000
[e]144A, 6.75%, 10/01/20	United States	27,450,000		28,101,937
[e,g]New Academy Finance Co. LLC/Corp., senior note, 144A, PIK, 8.00%, 6/15/18	United States	30,000,000		30,418,320
Shea Homes LP/Funding Corp., senior secured note, 8.625%, 5/15/19	United States	93,200,000		103,452,000
[e]Unitymedia GmbH, senior secured note, 144A, 9.625%, 12/01/19	Germany	23,100,000	EUR	34,381,048
[e]Unitymedia Hessen/NRW, senior secured note, 144A, 8.125%, 12/01/17	Germany	34,433,161	EUR	62,860,610
[e]Univision Communications Inc.,				
senior note, 144A, 8.50%, 5/15/21	United States	65,000,000		67,437,500
senior secured note, 144A, 6.875%, 5/15/19	United States	80,000,000		83,600,000
[e]UPCB Finance III Ltd., senior secured note, 144A, 6.625%, 7/01/20	Netherlands	85,000,000		91,481,250
[e]UPCB Finance V Ltd., senior secured note, 144A, 7.25%, 11/15/21	Netherlands	35,000,000		38,675,000
[e]UPCB Finance VI Ltd., senior secured note, 144A, 6.875%, 1/15/22	Netherlands	46,800,000		50,690,250
Visant Corp., senior note, 10.00%, 10/01/17	United States	51,066,000		46,087,065
				4,142,115,522
Consumer Staples 1.3%				
[e]Boparan Finance PLC, senior note, 144A,				
9.75%, 4/30/18	United Kingdom	55,950,000	EUR	83,798,888
9.875%, 4/30/18	United Kingdom	30,000,000	GBP	55,209,377
Dean Foods Co., senior note, 9.75%, 12/15/18	United States	58,600,000		67,683,000
Del Monte Corp., senior note, 7.625%, 2/15/19	United States	34,000,000		35,615,000
[e]Innovation Ventures LLC/Finance Corp., secured note, 144A, 9.50%, 8/15/19	United States	30,000,000		28,350,000

JBS USA LLC/Finance Inc., senior note,			
11.625%, 5/01/14	United States	120,000,000	134,400,000
[e]144A, 8.25%, 2/01/20	United States	50,100,000	53,356,500
[e]144A, 7.25%, 6/01/21	United States	88,500,000	89,163,750
Rite Aid Corp., senior bond, 6.875%, 8/15/13	United States	20,000,000	20,650,000
Smithfield Foods Inc., senior bond, 6.625%, 8/15/22	United States	26,100,000	28,905,750
[e]Spectrum Brands Escrow Corp., senior note, 144A,			
6.375%, 11/15/20	United States	20,000,000	21,050,000
6.625%, 11/15/22	United States	20,000,000	21,500,000
[f]SUPERVALU Inc., senior note, 8.00%, 5/01/16	United States	223,000,000	213,522,500
[e]U.S. Foodservice, senior note, 144A, 8.50%, 6/30/19	United States	60,000,000	61,500,000
			914,704,765
Energy 7.1%			
Alpha Natural Resources Inc., senior note, 6.25%, 6/01/21	United States	110,000,000	101,200,000
Antero Resources Finance Corp., senior note,			
9.375%, 12/01/17	United States	106,200,000	117,085,500
7.25%, 8/01/19	United States	33,100,000	36,244,500
Arch Coal Inc., senior note,			
[f]8.75%, 8/01/16	United States	54,615,000	57,072,675
7.00%, 6/15/19	United States	111,000,000	103,785,000
7.25%, 6/15/21	United States	150,000,000	139,125,000
[h]ATP Oil & Gas Corp., senior secured note, 11.875%, 5/01/15	United States	50,000,000	5,750,000
Bill Barrett Corp., senior note, 7.00%, 10/15/22	United States	40,000,000	41,400,000
[h]Callon Petroleum Co., senior secured note, 13.00%, 9/15/16	United States	55,135,500	57,340,920
Carrizo Oil & Gas Inc., senior note,			
8.625%, 10/15/18	United States	44,800,000	48,608,000
7.50%, 9/15/20	United States	21,300,000	21,992,250
Chaparral Energy Inc., senior note, 7.625%, 11/15/22	United States	40,400,000	42,622,000
CHC Helicopter SA, senior secured note, first lien, 9.25%, 10/15/20	Canada	150,000,000	158,625,000
Chesapeake Energy Corp., senior note,			
[f]6.50%, 8/15/17	United States	138,000,000	150,420,000
6.875%, 8/15/18	United States	94,000,000	99,640,000
7.25%, 12/15/18	United States	188,065,000	205,931,175
6.775%, 3/15/19	United States	192,000,000	192,480,000
6.625%, 8/15/20	United States	50,000,000	53,875,000
6.875%, 11/15/20	United States	118,000,000	128,472,500
Compagnie Generale de Geophysique-Veritas, senior note, 6.50%, 6/01/21	France	75,000,000	80,625,000
[e]Connacher Oil and Gas Ltd., secured note, 144A, 8.50%, 8/01/19	Canada	51,500,000	35,535,000
CONSOL Energy Inc., senior note, 8.25%, 4/01/20	United States	55,850,000	60,736,875
El Paso Corp., senior note, MTN, 7.75%, 1/15/32	United States	123,000,000	144,848,367
Energy XXI Gulf Coast Inc., senior note, 9.25%, 12/15/17	United States	90,075,000	103,361,062
EP Energy LLC/Finance Inc., senior note, 9.375%, 5/01/20	United States	55,000,000	62,287,500
EXCO Resources Inc., senior note, 7.50%, 9/15/18	United States	52,400,000	51,090,000
[e]Expro Finance Luxembourg, senior secured note, 144A, 8.50%, 12/15/16	United Kingdom	115,119,000	120,874,950
Forest Oil Corp., senior note, 7.25%, 6/15/19	United States	36,075,000	36,435,750
[e]Halcon Resources Corp., senior note, 144A,			
9.75%, 7/15/20	United States	125,000,000	135,625,000
8.875%, 5/15/21	United States	21,600,000	23,004,000
Linn Energy LLC/Finance Corp., senior note,			
6.50%, 5/15/19	United States	15,000,000	15,225,000
8.625%, 4/15/20	United States	72,500,000	79,387,500
7.75%, 2/01/21	United States	75,000,000	80,250,000
[e]144A, 6.25%, 11/01/19	United States	53,000,000	53,530,000
[e]Magnum Hunter Resources Corp., senior note, 144A, 9.75%, 5/15/20	United States	60,000,000	62,550,000
[e]Midstates Petroleum Inc./LLC, senior note, 144A, 10.75%, 10/01/20	United States	40,000,000	42,700,000
NFR Energy LLC/NFR Finance Corp., 9.75%, 2/15/17	United States	32,000,000	30,960,000
Offshore Group Investment Ltd.,			
[e]first lien, 144A, 7.50%, 11/01/19	United States	134,150,000	136,162,250
senior secured note, 11.50%, 8/01/15	United States	33,777,000	36,901,373
[e]OGX Petroleo e Gas Participacoes SA, senior note, 144A, 8.50%, 6/01/18	Brazil	75,000,000	67,921,875
Peabody Energy Corp., senior note,			
6.00%, 11/15/18	United States	66,000,000	70,455,000
6.25%, 11/15/21	United States	130,000,000	138,775,000
[e]PetroBakken Energy Ltd., senior note, 144A, 8.625%, 2/01/20	Canada	35,000,000	35,700,000

Plains Exploration & Production Co., senior note,			
6.50%, 11/15/20	United States	50,000,000	55,625,000
6.875%, 2/15/23	United States	70,000,000	80,325,000
Quicksilver Resources Inc., senior note, 9.125%, 8/15/19	United States	90,000,000	80,550,000
Sabine Pass LNG LP,			
e144A, 6.50%, 11/01/20	United States	35,000,000	35,787,500
senior secured note, 7.50%, 11/30/16	United States	161,000,000	178,307,500
eSamson Investment Co., senior note, 144A, 9.75%, 2/15/20	United States	219,200,000	232,900,000
SandRidge Energy Inc., senior note,			
9.875%, 5/15/16	United States	100,000,000	108,250,000
8.75%, 1/15/20	United States	110,000,000	121,000,000
7.50%, 3/15/21	United States	110,900,000	119,217,500
8.125%, 10/15/22	United States	46,250,000	50,875,000
7.50%, 2/15/23	United States	53,300,000	57,297,500
e144A, 8.00%, 6/01/18	United States	236,200,000	251,553,000
W&T Offshore Inc., senior note, 8.50%, 6/15/19	United States	138,400,000	149,472,000
			4,987,771,022
Financials 2.8%			
Ally Financial Inc., senior note, 6.25%, 12/01/17	United States	80,000,000	88,847,200
iBank of America Corp., pfd., sub. bond, M, 8.125% to 5/15/18, FRN thereafter,			
Perpetual	United States	100,000,000	110,851,000
E*TRADE Financial Corp., senior note, 6.00%, 11/15/17	United States	49,900,000	51,272,250
FelCor Lodging LP, senior secured note, 10.00%, 10/01/14	United States	59,790,000	69,356,400
Hexion U.S. Finance Corp., senior secured note, 8.875%, 2/01/18	United States	35,000,000	36,137,500
International Lease Finance Corp., senior note,			
8.75%, 3/15/17	United States	130,000,000	150,800,000
8.875%, 9/01/17	United States	63,300,000	74,699,064
iJPMorgan Chase & Co., junior sub. note, 1, 7.90% to 4/30/19, FRN thereafter,			
Perpetual	United States	815,000,000	926,713,680
eKinetic Concepts Inc./USA, senior note, 144A, 12.50%, 11/01/19	United States	35,000,000	33,643,750
eLadder Capital Finance Holdings LLC/Corp., senior note, 144A, 7.375%, 10/01/17	United States	40,000,000	41,300,000
eLiberty Mutual Group Inc., junior sub. note, 144A, 10.75% to 6/15/38, FRN thereafter,			
6/15/88	United States	100,000,000	150,000,000
Morgan Stanley, senior note, 5.50%, 1/26/20	United States	80,000,000	89,801,840
eNationstar Mortgage LLC/Nationstar Capital Corp., senior note, 144A, 9.625%, 5/01/19	United States	50,000,000	56,500,000
eNuveen Investments Inc., senior note, 144A,			
9.125%, 10/15/17	United States	50,000,000	49,375,000
9.50%, 10/15/20	United States	35,950,000	35,950,000
eWideOpenWest Finance LLC/Capital Corp., senior note, 144A, 10.25%, 7/15/19	United States	40,000,000	42,700,000
			2,007,947,684
Health Care 3.0%			
eAlere Inc., senior note, 144A, 7.25%, 7/01/18	United States	50,300,000	50,677,250
CHS/Community Health Systems Inc., senior note,			
8.00%, 11/15/19	United States	164,100,000	178,458,750
7.125%, 7/15/20	United States	29,900,000	31,955,625
Grifols Inc., senior note, 8.25%, 2/01/18	Spain	38,500,000	42,590,625
HCA Holdings Inc., senior note,			
6.25%, 2/15/21	United States	47,200,000	48,498,000
7.75%, 5/15/21	United States	40,000,000	43,600,000
HCA Inc.,			
senior note, 6.375%, 1/15/15	United States	44,955,000	48,832,369
senior note, 6.50%, 2/15/16	United States	146,350,000	159,887,375
senior note, 8.00%, 10/01/18	United States	95,000,000	110,200,000
senior note, 7.50%, 2/15/22	United States	160,000,000	184,000,000
senior note, 5.875%, 5/01/23	United States	80,000,000	83,000,000
senior secured note, 6.50%, 2/15/20	United States	114,300,000	128,873,250
e,gJaguar Holding Co. I, senior note, 144A, PIK, 9.375%, 10/15/17	United States	61,100,000	64,460,500
Tenet Healthcare Corp.,			
first lien, 6.25%, 11/01/18	United States	88,211,774	97,253,482
senior note, 9.875%, 7/01/14	United States	30,000,000	33,075,000
senior note, 8.00%, 8/01/20	United States	211,844,000	229,188,727
isenior note, FRN, 9.25%, 2/01/15	United States	105,000,000	118,387,500
senior secured note, 10.00%, 5/01/18	United States	150,000,000	171,375,000

Vanguard Health Holding Co. II LLC/Inc., senior note,			
8.00%, 2/01/18	United States	156,000,000	162,240,000
7.75%, 2/01/19	United States	55,265,000	57,475,600
[e]144A, 7.75%, 2/01/19	United States	50,000,000	52,000,000
[e]VPI Escrow Corp., senior note, 144A, 6.375%, 10/15/20	United States	42,900,000	46,224,750
			2,142,253,803
Industrials 2.2%			
[e]Abengoa Finance SAU, senior note, 144A, 8.875%, 11/01/17	Spain	100,000,000	94,500,000
[e]Algeco Scotsman Global Finance PLC,			
secured note, 144A, 8.50%, 10/15/18	United Kingdom	98,500,000	102,255,312
senior note, 144A, 10.75%, 10/15/19	United Kingdom	40,000,000	39,500,000
[e,h]American Airlines Inc., senior secured note, 144A, 7.50%, 3/15/16	United States	85,000,000	92,012,500
[e]Aviation Capital Group, 144A, 6.75%, 4/06/21	United States	58,520,000	60,587,512
[e]CEVA Group PLC,			
senior note, 144A, 12.75%, 3/31/20	United Kingdom	95,000,000	70,300,000
senior secured note, 144A, 8.375%, 12/01/17	United Kingdom	87,974,000	87,644,098
senior secured note, 144A, 11.50%, 4/01/18	United Kingdom	231,850,000	195,913,250
[e]HDTFS Inc., senior note, 144A,			
5.875%, 10/15/20	United States	8,900,000	9,345,000
6.25%, 10/15/22	United States	17,200,000	18,404,000
Hertz Corp., senior note,			
7.50%, 10/15/18	United States	73,900,000	82,029,000
6.75%, 4/15/19	United States	125,775,000	137,880,844
7.375%, 1/15/21	United States	40,000,000	44,200,000
The Manitowoc Co. Inc., senior note,			
9.50%, 2/15/18	United States	63,800,000	71,296,500
8.50%, 11/01/20	United States	22,100,000	24,917,750
[f]Navistar International Corp., senior note, 8.25%, 11/01/21	United States	141,775,000	137,521,750
RBS Global & Rexnord Corp., senior note, 8.50%, 5/01/18	United States	134,350,000	146,273,562
United Rentals North America Inc., senior sub. note, 8.375%, 9/15/20	United States	45,000,000	50,062,500
[e]UR Financing Escrow Corp., senior note, 144A, 7.625%, 4/15/22	United States	25,000,000	28,062,500
UR Merger Sub Corp., senior note, 10.25%, 11/15/19	United States	40,000,000	46,600,000
			1,539,306,078
Information Technology 5.7%			
CDW LLC/Finance Corp.,			
senior note, 8.00%, 12/15/18	United States	50,000,000	55,562,500
senior note, 8.50%, 4/01/19	United States	135,000,000	146,812,500
senior sub. note, 12.535%, 10/12/17	United States	38,762,000	41,620,697
Ceridian Corp.,			
[e]secured note, 144A, 8.875%, 7/15/19	United States	36,100,000	39,349,000
senior note, 11.25%, 11/15/15	United States	35,000,000	35,175,000
[e]CommScope Inc., senior note, 144A, 8.25%, 1/15/19	United States	33,200,000	36,520,000
First Data Corp.,			
senior bond, 12.625%, 1/15/21	United States	570,000,000	602,775,000
senior note, 9.875%, 9/24/15	United States	79,000,000	80,777,500
senior note, 9.875%, 9/24/15	United States	148,000,000	151,700,000
[g]senior note, PIK, 10.55%, 9/24/15	United States	138,000,000	141,967,500
[e]senior secured bond, 144A, 8.25%, 1/15/21	United States	415,000,000	417,075,000
[e,g]senior secured note, 144A, PIK, 8.75%, 1/15/22	United States	208,158,000	213,882,345
senior sub. note, 11.25%, 3/31/16	United States	915,000,000	901,275,000
Freescale Semiconductor Inc.,			
senior note, 8.875%, 12/15/14	United States	52,912,000	53,507,260
senior note, 10.125%, 12/15/16	United States	69,024,000	71,267,280
senior note, 8.05%, 2/01/20	United States	308,750,000	308,750,000
senior note, 10.75%, 8/01/20	United States	139,258,000	150,050,495
[e]senior secured note, 144A, 10.125%, 3/15/18	United States	79,668,000	88,431,480
[e]senior secured note, 144A, 9.25%, 4/15/18	United States	200,000,000	219,500,000
Infor US Inc., senior note, 9.375%, 4/01/19	United States	40,800,000	46,002,000
[e]Sanmina Corp., senior note, 144A, 7.00%, 5/15/19	United States	55,000,000	56,375,000
[e]Sophia LP/Finance Inc., senior note, 144A, 9.75%, 1/15/19	United States	35,000,000	37,887,500
Sterling International Inc., senior note, 11.00%, 10/01/19	United States	36,400,000	37,310,000

SunGard Data Systems Inc., senior note, 7.375%, 11/15/18	United States	45,000,000		48,431,250
				3,982,004,307
Materials 3.5%				
Berry Plastics Corp., senior secured note, 9.75%, 1/15/21	United States	75,000,000		86,812,500
[e]Cemex Finance LLC, senior secured note, 144A,				
9.50%, 12/14/16	United States	89,000,000		97,232,500
9.375%, 10/12/22	Mexico	56,300,000		63,619,000
[e]Cemex SAB de CV, senior secured note, 144A,				
9.00%, 1/11/18	Mexico	250,000,000		273,021,250
9.50%, 6/15/18	Mexico	105,000,000		118,059,375
Dynacast International LLC/Finance Inc., 9.25%, 7/15/19	United States	50,000,000		53,750,000
[e]FMG Resources (August 2006) Pty. Ltd., senior note, 144A,				
7.00%, 11/01/15	Australia	90,000,000		94,621,050
[f]6.375%, 2/01/16	Australia	22,500,000		23,329,687
6.875%, 2/01/18	Australia	70,600,000		73,159,250
8.25%, 11/01/19	Australia	80,000,000		85,600,000
6.875%, 4/01/22	Australia	60,000,000		61,575,000
[e]HudBay Minerals Inc., senior note, 144A, 9.50%, 10/01/20	Canada	50,000,000		53,062,500
Huntsman International LLC, senior note, 5.50%, 6/30/16	United States	44,190,000		44,300,475
[e]Ineos Finance PLC, senior secured note, 144A,				
9.00%, 5/15/15	United Kingdom	40,600,000		43,340,500
8.375%, 2/15/19	United Kingdom	42,800,000		46,224,000
[e]Ineos Group Holdings Ltd., senior note, 144A, 7.875%, 2/15/16	United Kingdom	193,000,000	EUR	254,046,092
[e]Inmet Mining Corp., senior note, 144A,				
8.75%, 6/01/20	Canada	82,400,000		90,434,000
7.50%, 6/01/21	Canada	20,600,000		21,475,500
[e]Kerling PLC, senior secured note, 144A, 10.625%, 1/28/17	United Kingdom	53,700,000	EUR	68,859,236
[e]Kinove German Bondco GmbH,				
senior secured bond, 144A, 10.00%, 6/15/18	Germany	22,320,000	EUR	32,601,312
senior secured note, 144A, 9.625%, 6/15/18	Germany	23,400,000		25,549,875
[e]Molycorp Inc., senior secured note, 144A, 10.00%, 6/01/20	United States	60,000,000		56,100,000
Reynolds Group Issuer Inc./LLC/SA,				
[e]secured note, 144A, 5.75%, 10/15/20	United States	70,800,000		73,278,000
senior note, 8.50%, 5/15/18	United States	99,900,000		102,897,000
senior note, 9.00%, 4/15/19	United States	100,100,000		104,604,500
senior note, 9.875%, 8/15/19	United States	127,000,000		136,525,000
senior note, 8.25%, 2/15/21	United States	50,000,000		51,000,000
senior secured note, 7.875%, 8/15/19	United States	65,000,000		72,637,500
senior secured note, 6.875%, 2/15/21	United States	42,500,000		46,006,250
United States Steel Corp., senior note, 7.375%, 4/01/20	United States	35,000,000		37,537,500
[e]Walter Energy Inc., senior note, 144A, 9.875%, 12/15/20	United States	60,000,000		67,200,000
				2,458,458,852
Telecommunication Services 2.3%				
Cricket Communications Inc., senior note, 7.75%, 10/15/20	United States	220,000,000		225,500,000
Frontier Communications Corp., senior note,				
8.50%, 4/15/20	United States	51,150,000		59,078,250
9.25%, 7/01/21	United States	63,600,000		74,889,000
8.75%, 4/15/22	United States	48,900,000		56,968,500
7.125%, 1/15/23	United States	30,000,000		31,912,500
NII Capital Corp., senior bond, 7.625%, 4/01/21	United States	76,445,000		58,289,313
Sprint Nextel Corp.,				
6.00%, 12/01/16	United States	184,000,000		201,020,000
11.50%, 11/15/21	United States	200,000,000		272,750,000
senior note, 9.125%, 3/01/17	United States	80,000,000		94,600,000
senior note, 8.375%, 8/15/17	United States	182,700,000		213,302,250
senior note, 7.00%, 8/15/20	United States	30,000,000		32,925,000
senior note, 6.00%, 11/15/22	United States	50,000,000		51,625,000
[e]senior note, 144A, 9.00%, 11/15/18	United States	180,000,000		222,750,000
[e]Wind Acquisition Finance SA, secured note, 144A, 7.25%, 2/15/18	Italy	50,000,000		50,700,000
				1,646,309,813
Utilities 2.0%				
[e]Calpine Corp., senior secured note, 144A,				
7.875%, 7/31/20	United States	41,212,000		46,466,530
7.50%, 2/15/21	United States	89,952,000		99,846,720

7.875%, 1/15/23	United States	93,374,000	105,979,490
GenOn Energy Inc., senior note,			
7.625%, 6/15/14	United States	150,000,000	160,875,000
7.875%, 6/15/17	United States	175,000,000	194,250,000
[e]Intergen NV, senior secured note, 144A, 9.00%, 6/30/17	Netherlands	72,250,000	65,025,000
[e]NGR Energy Inc., senior note, 144A, 6.625%, 3/15/23	United States	40,000,000	43,000,000
Niska Gas Storage U.S./Canada, senior note, 8.875%, 3/15/18	United States	75,000,000	77,437,500
[g]Texas Competitive Electric Holdings Co. LLC, senior note, PIK, 11.25%, 11/01/16	United States	47,467,699	9,552,874
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc.,			
senior note, A, 10.25%, 11/01/15	United States	1,035,000,000	307,912,500
[e]senior secured note, 144A, 11.50%, 10/01/20	United States	115,000,000	90,562,500
senior secured note, B, 15.00%, 4/01/21	United States	575,800,000	198,651,000
			1,399,559,114
Total Corporate Bonds (Cost $24,028,934,598)			25,220,430,960
[i]**Senior Floating Rate Interests 6.8%**			
Consumer Discretionary 2.3%			
BJ's Wholesale Club Inc., Second Lien Term Loan, 9.75%, 3/26/20	United States	25,000,000	25,843,750
Caesars Entertainment Operating Co. Inc., Incremental Term Loan, 9.50%, 10/01/16	United States	97,000,000	98,576,250
Chrysler Group LLC, Tranche B Term Loan, 6.00%, 5/24/17	United States	342,324,530	350,310,277
Clear Channel Communications Inc., Tranche B Term Loan, 3.862%, 1/29/16	United States	516,988,084	429,746,345
Cumulus Media Holdings Inc., Second Lien Term Loan, 7.50%, 9/16/19	United States	455,000,000	469,787,500
[b]Dex Media West LLC, Term Loan B, 7.00%, 10/24/14	United States	4,529,334	3,378,127
HD Supply Inc., Term Loan Facility, 7.25%, 10/12/17	United States	59,700,000	61,441,270
Landry's Inc., B Term Loan, 6.50%, 4/24/18	United States	89,275,126	90,391,065
[b]R.H. Donnelley Inc., Term Loan B, 9.00%, 10/24/14	United States	44,360,678	30,793,718
SuperMedia, Exit Term Loan, 11.00%, 12/31/15	United States	19,556,998	14,081,038
U.S. Foods Inc., Term Loan, 5.75%, 3/31/17	United States	49,125,000	49,370,625
			1,623,719,965
Consumer Staples 0.1%			
Supervalu Inc., Loans, 8.00%, 8/10/18	United States	34,825,000	35,427,194
Energy 0.6%			
Chesapeake Energy Corp., Senior Unsecured Term Loan, 5.75%, 12/02/17	United States	460,000,000	461,469,240
Health Care 0.1%			
Quintiles Transnational Holdings Inc., Term Loan, 7.50%, 2/26/17	United States	30,000,000	30,487,500
RegionalCare Hospital Partners, Term Loan, 8.00%, 11/04/18	United States	49,375,000	49,591,015
			80,078,515
Industrials 0.4%			
Altegrity Inc.,			
Term Loan B, 2.961%, 2/21/15	United States	69,333,493	64,566,816
Tranche D Term Loan, 7.75%, 2/21/15	United States	50,343,021	50,091,306
CEVA Group PLC,			
Dollar Tranche B L/C, 5.311%, 8/31/16	United Kingdom	13,684,211	13,059,868
EGL Tranche B Term Loans, 5.313%, 8/31/16	United Kingdom	79,897,232	76,251,920
Navistar Inc., Tranche B Term Loan, 7.00%, 8/17/17	United States	52,900,000	53,296,750
			257,266,660
Information Technology 1.1%			
First Data Corp.,			
2017 Term Loan, 5.211%, 3/24/17	United States	401,840,501	395,970,013
2018 Term Loan, 4.211%, 3/24/18	United States	292,993,460	279,707,086
Freescale Semiconductor Inc., Tranche B-1 Term Loan, 4.464%, 12/01/16	United States	61,046,794	60,029,327
Sophia LP (Datatel), Initial Term Loan, 6.25%, 7/19/18	United States	38,745,476	39,290,353
SRA International Inc., Term Loan, 6.50%, 7/20/18	United States	44,942,857	42,976,607
			817,973,386
Materials 0.1%			
Ineos US Finance LLC, Dollar Term Loan, 6.50%, 4/27/18	United States	39,700,000	40,190,057
Utilities 2.1%			
[b]Dynegy Midwest Generation LLC, Term Loan, 9.25%, 8/05/16	United States	15,098,884	15,740,587
[b]Dynegy Power LLC, Term Loan, 9.25%, 8/05/16	United States	24,725,400	25,917,510
Texas Competitive Electric Holdings Co. LLC,			
[k]2014 Term Loan, 3.713% - 3.81%, 10/10/14	United States	660,000,000	503,662,500

Franklin Custodian Funds

Statement of Investments, December 31, 2012 (unaudited) *(continued)*

2017 Term Loan, 4.713% - 4.81%, 10/10/17	United States	1,409,629,775	949,234,823
			1,494,555,420
Total Senior Floating Rate Interests (Cost $5,014,545,832)			4,810,680,437
Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $147,346,867) 0.2%			
Financials 0.2%			
[a,l]Banc of America Large Loan, 2010-HLTN, 144A, FRN, 2.509%, 11/15/15	United States	169,364,214	169,485,733
Total Investments before Short Term Investments (Cost $66,208,095,997)			69,392,041,234
		Shares	
Short Term Investments 0.7%			
Money Market Funds (Cost $396,726,084) 0.6%			
[a,l]Institutional Fiduciary Trust Money Market Portfolio	United States	396,726,084	396,726,084
Investments from Cash Collateral Received for Loaned Securities (Cost $63,707,668) 0.1%			
Money Market Funds 0.1%			
[m]BNY Mellon Overnight Government Fund, 0.191%	United States	63,707,668	63,707,668
Total Investments (Cost $66,668,529,749) 99.3%			69,852,474,986
Options Written (0.0)%[†]			(1,552,500)
Other Assets, less Liabilities 0.7%			522,348,195
Net Assets 100.0%			$ 70,373,270,681

		Number of Contracts	
Options Written (0.0)%[†]			
Puts - Exchange-Traded			
Information Technology (0.0)%[†]			
Apple Inc., January Strike Price $500, Expires 1/19/13	United States	500	$ (300,000)
Google Inc., January Strike Price $670, Expires 1/19/13	United States	500	(312,500)
Microsoft Corp., February Strike Price $25, Expires 2/16/13	United States	10,000	(330,000)
Microsoft Corp., January Strike Price $26, Expires 1/19/13	United States	10,000	(270,000)
QUALCOMM Inc., February Strike Price $55, Expires 2/16/13	United States	5,000	(340,000)
Total Options Written (Premiums Received $2,357,423)			$ (1,552,500)

[†] Rounds to less than 0.1% of net assets.
[*] The principal amount is stated in U.S. dollars unless otherwise indicated.
[a] Non-income producing.
[b] See Note 5 regarding holdings of 5% voting securities.
[c] At December 31, 2012, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
[d] Security has been deemed illiquid because it may not be able to be sold within seven days.
[e] Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At December 31, 2012, the aggregate value of these securities was $13,555,419,547, representing 19.26% of net assets.
[f] A portion or all of the security is on loan at December 31, 2012.
[g] Income may be received in additional securities and/or cash.
[h] Defaulted security or security for which income has been deemed uncollectible.
[i] Perpetual security with no stated maturity date.
[j] The coupon rate shown represents the rate at period end.
[k] A portion or all of the security purchased on a delayed delivery basis.
[l] The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.
[m] The rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS

Franklin Custodian Funds
Statement of Investments, December 31, 2012 (unaudited) *(continued)*

Currency

EUR - Euro
GBP - British Pound

Selected Portfolio

ADR - American Depositary Receipt
FRN - Floating Rate Note
L/C - Letter of Credit
MTN - Medium Term Note
PIK - Payment-In-Kind

Franklin Custodian Funds
Statement of Investments, December 31, 2012 (unaudited)

Franklin U.S. Government Securities Fund	Principal Amount	Value
Mortgage-Backed Securities 98.7%		
Government National Mortgage Association (GNMA) Fixed Rate 98.7%		
GNMA GP 30 Year, 8.25%, 3/15/17 - 5/15/17	$ 56,241	$ 57,021
GNMA GP 30 Year, 9.25%, 5/15/16 - 12/15/16	127,344	130,222
GNMA GP 30 Year, 11.25%, 7/15/13 - 12/15/15	49,672	50,036
GNMA GP 30 Year, 11.50%, 5/15/13	975	979
GNMA GP 30 Year, 12.75%, 5/15/14	1,198	1,208
GNMA I SF 15 Year, 6.50%, 5/15/18	245,064	251,467
GNMA I SF 30 Year, 4.00%, 6/15/39 - 6/15/42	487,562,797	537,169,386
GNMA I SF 30 Year, 4.50%, 2/15/39 - 4/15/41	985,749,004	1,088,053,490
GNMA I SF 30 Year, 5.00%, 2/15/33 - 9/15/40	1,515,707,683	1,673,481,201
GNMA I SF 30 Year, 5.50%, 5/15/28 - 2/15/40	631,438,000	696,849,149
GNMA I SF 30 Year, 6.00%, 10/15/23 - 12/15/39	545,824,384	612,451,602
GNMA I SF 30 Year, 6.50%, 5/15/23 - 8/15/37	137,773,958	160,398,538
GNMA I SF 30 Year, 6.75%, 3/15/26	18,588	21,870
GNMA I SF 30 Year, 7.00%, 4/15/16 - 9/15/32	89,077,670	105,197,578
GNMA I SF 30 Year, 7.25%, 12/15/25 - 1/15/26	392,775	468,598
GNMA I SF 30 Year, 7.50%, 7/15/16 - 8/15/33	28,543,507	32,585,684
GNMA I SF 30 Year, 7.70%, 1/15/21 - 1/15/22	245,492	252,355
GNMA I SF 30 Year, 8.00%, 11/15/15 - 9/15/30	16,118,091	17,781,029
GNMA I SF 30 Year, 8.50%, 5/15/16 - 6/15/25	3,252,533	3,605,501
GNMA I SF 30 Year, 9.00%, 11/15/15 - 7/15/23	4,260,646	4,642,554
GNMA I SF 30 Year, 9.50%, 5/15/16 - 8/15/22	2,881,481	3,036,883
GNMA I SF 30 Year, 10.00%, 2/15/16 - 3/15/25	3,302,673	3,503,074
GNMA I SF 30 Year, 10.50%, 9/15/15 - 10/15/21	2,151,797	2,245,696
GNMA I SF 30 Year, 11.00%, 5/15/13 - 5/15/21	1,046,519	1,099,417
GNMA I SF 30 Year, 11.50%, 4/15/13 - 2/15/16	139,357	140,510
GNMA I SF 30 Year, 12.00%, 2/15/13 - 12/15/15	955,501	966,121
GNMA I SF 30 Year, 12.50%, 10/15/13 - 1/15/16	509,238	514,256
GNMA I SF 30 Year, 13.00%, 2/15/13 - 9/15/15	450,302	455,958
GNMA II GP 30 Year, 8.75%, 3/20/17 - 7/20/17	23,969	24,433
GNMA II GP 30 Year, 11.50%, 8/20/13	1,659	1,667
GNMA II SF 30 Year, 3.00%, 7/20/42	39,365,046	41,924,896
GNMA II SF 30 Year, 3.50%, 4/20/42	250,934,333	273,063,969
GNMA II SF 30 Year, 3.50%, 5/20/42	218,963,012	238,273,130
GNMA II SF 30 Year, 3.50%, 7/20/42	142,882,444	155,483,097
GNMA II SF 30 Year, 3.50%, 9/20/42	315,233,391	343,033,493
GNMA II SF 30 Year, 3.50%, 1/20/42 - 10/20/42	324,922,419	353,576,986
GNMA II SF 30 Year, 3.50%, 11/20/42	181,900,220	197,941,809
GNMA II SF 30 Year, 4.00%, 11/20/40	118,290,824	129,834,281
GNMA II SF 30 Year, 4.00%, 7/20/41	111,132,457	121,947,356
GNMA II SF 30 Year, 4.00%, 10/20/41	149,977,232	163,306,515
GNMA II SF 30 Year, 4.00%, 11/20/41	233,934,406	254,945,316
GNMA II SF 30 Year, 4.00%, 1/20/42	216,625,179	236,081,454
GNMA II SF 30 Year, 4.00%, 5/20/40 - 5/20/42	479,561,237	525,438,019
GNMA II SF 30 Year, 4.50%, 4/20/41	205,927,562	225,704,879
GNMA II SF 30 Year, 4.50%, 5/20/41	128,517,718	141,816,752
GNMA II SF 30 Year, 4.50%, 6/20/41	262,433,923	288,750,838
GNMA II SF 30 Year, 4.50%, 7/20/41	249,088,100	274,066,695
GNMA II SF 30 Year, 4.50%, 5/20/33 - 8/20/41	328,950,049	363,120,655
GNMA II SF 30 Year, 4.50%, 9/20/41	204,011,827	225,123,004
GNMA II SF 30 Year, 4.50%, 10/20/41	163,841,992	180,796,388
GNMA II SF 30 Year, 5.00%, 7/20/33 - 9/20/41	470,500,060	519,520,207
GNMA II SF 30 Year, 5.50%, 6/20/34 - 4/20/40	343,047,257	380,670,030
GNMA II SF 30 Year, 6.00%, 10/20/23 - 7/20/39	253,836,675	285,305,393
GNMA II SF 30 Year, 6.50%, 6/20/24 - 1/20/39	81,882,287	93,538,687
GNMA II SF 30 Year, 7.00%, 2/20/28 - 7/20/33	16,558,681	19,837,609
GNMA II SF 30 Year, 7.50%, 10/20/22 - 4/20/32	3,111,750	3,744,268
GNMA II SF 30 Year, 8.00%, 8/20/16 - 6/20/30	1,558,902	1,853,210
GNMA II SF 30 Year, 8.50%, 4/20/16 - 6/20/25	757,114	843,502
GNMA II SF 30 Year, 9.00%, 8/20/16 - 11/20/21	197,496	226,226
GNMA II SF 30 Year, 9.50%, 3/20/18 - 4/20/25	150,119	171,875

Franklin Custodian Funds

Statement of Investments, December 31, 2012 (unaudited) *(continued)*

GNMA II SF 30 Year, 10.00%, 8/20/15 - 3/20/21	271,982	321,609
GNMA II SF 30 Year, 10.50%, 8/20/14 - 2/20/21	587,616	640,821
GNMA II SF 30 Year, 11.00%, 8/20/13 - 1/20/21	117,386	125,637
GNMA II SF 30 Year, 11.50%, 9/20/13 - 1/20/18	37,198	38,669
GNMA II SF 30 Year, 12.00%, 9/20/13 - 2/20/16	57,474	59,361
GNMA II SF 30 Year, 12.50%, 10/20/13 - 11/20/15	28,252	28,706
GNMA II SF 30 Year, 13.00%, 10/20/13 - 7/20/15	18,253	18,485
Total Mortgage-Backed Securities (Cost $10,459,767,118)		10,986,611,310
	Shares	
Short Term Investments (Cost $128,225,864) 1.1%		
Money Market Funds 1.1%		
[a,b] Institutional Fiduciary Trust Money Market Portfolio	128,225,864	128,225,864
Total Investments (Cost $10,587,992,982) 99.8%		11,114,837,174
Other Assets, less Liabilities 0.2%		18,454,758
Net Assets 100.0%		$ 11,133,291,932

[a] Non-income producing.
[b] The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

ABBREVIATIONS

Selected Portfolio

GP - Graduated Payment
SF - Single Family

Franklin Custodian Funds
Statement of Investments, December 31, 2012 (unaudited)

Franklin Utilities Fund	Country	Shares	Value
Common Stocks 97.3%			
Diversified Telecommunication Services 2.3%			
AT&T Inc.	United States	1,800,000	$ 60,678,000
Verizon Communications Inc.	United States	900,000	38,943,000
			99,621,000
Electric Utilities 51.6%			
ALLETE Inc.	United States	1,000,000	40,980,000
American Electric Power Co. Inc.	United States	4,100,000	174,988,000
Cleco Corp.	United States	700,000	28,007,000
Duke Energy Corp.	United States	3,500,000	223,300,000
Edison International	United States	4,500,000	203,355,000
Entergy Corp.	United States	1,500,000	95,625,000
Exelon Corp.	United States	4,900,000	145,726,000
FirstEnergy Corp.	United States	2,700,000	112,752,000
Great Plains Energy Inc.	United States	3,855,360	78,302,362
Hawaiian Electric Industries Inc.	United States	700,000	17,598,000
IDACORP Inc.	United States	800,000	34,680,000
NextEra Energy Inc.	United States	2,500,000	172,975,000
Northeast Utilities	United States	1,500,000	58,620,000
NV Energy Inc.	United States	5,800,000	105,212,000
Pepco Holdings Inc.	United States	3,000,000	58,830,000
Pinnacle West Capital Corp.	United States	1,500,000	76,470,000
PNM Resources Inc.	United States	3,300,000	67,683,000
Portland General Electric Co.	United States	1,500,000	41,040,000
PPL Corp.	United States	4,000,000	114,520,000
The Southern Co.	United States	4,000,000	171,240,000
SSE PLC	United Kingdom	1,500,000	34,895,662
UIL Holdings Corp.	United States	1,360,000	48,701,600
Westar Energy Inc.	United States	1,500,000	42,930,000
Xcel Energy Inc.	United States	4,000,000	106,840,000
			2,255,270,624
Gas Utilities 1.7%			
AGL Resources Inc.	United States	1,000,000	39,970,000
Questar Corp.	United States	1,705,300	33,696,728
			73,666,728
Multi-Utilities 31.0%			
Alliant Energy Corp.	United States	1,500,000	65,865,000
CenterPoint Energy Inc.	United States	4,400,000	84,700,000
CMS Energy Corp.	United States	3,000,000	73,140,000
Consolidated Edison Inc.	United States	1,000,000	55,540,000
Dominion Resources Inc.	United States	3,100,000	160,580,000
DTE Energy Co.	United States	1,100,000	66,055,000
MDU Resources Group Inc.	United States	3,200,000	67,968,000
National Grid PLC	United Kingdom	11,000,000	126,161,365
NiSource Inc.	United States	1,400,000	34,846,000
PG&E Corp.	United States	3,800,000	152,684,000
Public Service Enterprise Group Inc.	United States	3,800,000	116,280,000
SCANA Corp.	United States	1,000,000	45,640,000
Sempra Energy	United States	2,500,000	177,350,000
TECO Energy Inc.	United States	1,700,000	28,492,000
Vectren Corp.	United States	925,100	27,197,940
Wisconsin Energy Corp.	United States	2,000,000	73,700,000
			1,356,199,305
Oil, Gas & Consumable Fuels 7.3%			
Kinder Morgan Inc.	United States	3,400,000	120,122,000
Spectra Energy Corp.	United States	2,200,000	60,236,000
TransCanada Corp.	Canada	1,000,000	47,339,542
The Williams Cos. Inc.	United States	2,800,000	91,672,000
			319,369,542
Water Utilities 3.4%			
American Water Works Co. Inc.	United States	1,900,000	70,547,000

Franklin Custodian Funds

Statement of Investments, December 31, 2012 (unaudited) *(continued)*

United Utilities Group PLC	United Kingdom		7,000,000	77,029,763
				147,576,763
Total Common Stocks (Cost $3,116,340,776)				4,251,703,962
			Principal Amount	
Corporate Bonds 1.8%				
Electric Utilities 1.0%				
MidAmerican Energy Holdings Co., senior note, 8.48%, 9/15/28	United States	$	25,000,000	36,772,325
Northeast Generation Co., senior secured note, B-1, 8.812%, 10/15/26	United States		6,472,477	7,443,549
				44,215,874
Independent Power Producers & Energy Traders 0.6%				
Energy Future Holdings Corp., senior secured note, 10.00%, 1/15/20	United States		24,225,000	27,192,563
Multi-Utilities 0.2%				
Aquila Inc., senior note, 8.27%, 11/15/21	United States		6,100,000	7,646,088
Total Corporate Bonds (Cost $64,396,415)				79,054,525
Total Investments before Short Term Investments (Cost $3,180,737,191)				4,330,758,487
			Shares	
Short Term Investments (Cost $30,306,205) 0.7%				
Money Market Funds 0.7%				
[a,b] Institutional Fiduciary Trust Money Market Portfolio	United States		30,306,205	30,306,205
Total Investments (Cost $3,211,043,396) 99.8%				4,361,064,692
Other Assets, less Liabilities 0.2%				6,989,354
Net Assets 100.0%				$ 4,368,054,046

[a] Non-income producing.

[b] The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

Franklin Custodian Funds

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Custodian Funds (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of five funds (Funds).

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds and non-registered money market funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates market value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in

foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At December 31, 2012, a market event occurred resulting in a portion of the securities held by the Funds being valued using fair value procedures.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Franklin Income Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

The Franklin Income Fund purchased or wrote exchange traded option contracts primarily to manage exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss. Pursuant to the terms of the written option contract, cash or securities may be required to be deposited as collateral.

4. INCOME TAXES

At December 31, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin DynaTech Fund	Franklin Growth Fund	Franklin Income Fund
Cost of investments	$ 794,512,758	$ 4,279,428,877	$ 66,814,769,851
Unrealized appreciation	$ 522,088,412	$ 2,742,155,105	$ 8,821,941,330
Unrealized depreciation	(8,271,647)	(116,347,726)	(5,784,236,195)
Net unrealized appreciation (depreciation)	$ 513,816,765	$ 2,625,807,379	$ 3,037,705,135

	Franklin U.S. Government Securities Fund	Franklin Utilities Fund
Cost of investments	$ 10,587,992,982	$ 3,212,160,685
Unrealized appreciation	$ 529,274,562	$ 1,149,682,267
Unrealized depreciation	(2,430,370)	(778,260)
Net unrealized appreciation (depreciation)	$ 526,844,192	$ 1,148,904,007

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Franklin Income Fund for the three months ended December 31, 2012, were as shown below.

Name of Issuer	Number of Shares/Warrants/Principal Amount* Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares/Warrants/ Principal Amount* Held at End of Period	Value at End of Period	Investment Income	Realized Capital Gain (Loss)
Franklin Income Fund							
Non-Controlled Affiliates							
Callon Petroleum Co.	4,100,000	-	200,000	3,900,000	$ 18,330,000	$ -	$ 352,900
Callon Petroleum Co., senior secured note, 13.00%, 9/15/16	55,135,500	-	-	55,135,500	57,340,920	1,791,904	-
Canadian Oil Sands Ltd.	25,500,000	-	-	25,500,000	517,830,355	7,612,895	-
ᵃDex Media West LLC, Term Loan B, 7.00%, 10/24/14	4,529,334	-	-	4,529,334	3,378,127	69,513	-
Dex One Corp.	10,242,757	-	-	10,242,757	16,183,556	-	-
Dex One Corp., senior sub. note, PIK, 14.00%, 1/29/17	36,071,641	-	-	36,071,641	12,142,039	1,262,508	-
Dynegy Holdings Inc., Escrow Account	-	1,024,235,000	-	1,024,235,000	-	-	-
Dynegy Holdings Inc., senior note, 7.50%, 6/01/15	211,500,000	-	211,500,000	-	-	-	-
Dynegy Holdings Inc., senior note, 7.50%, 6/01/15	150,000,000	-	150,000,000	-	-	-	-
Dynegy Holdings Inc., senior note, 8.375%, 5/01/16	355,235,000	-	355,235,000	-	-	-	-
Dynegy Holdings Inc., senior note, 7.75%, 6/01/19	307,500,000	-	307,500,000	-	-	-	-
Dynegy Inc.	9,000,000	17,058,906	-	26,058,906	498,506,872	-	-
Dynegy Inc., wts., 10/02/17	-	1,143,273	-	1,143,273	1,440,524	-	-
Dynegy Midwest Generation LLC, Term Loan, 9.25%, 8/05/16	17,325,000	-	2,226,116	15,098,884	15,740,587	236,331	34,626
Dynegy Power LLC, Term Loan, 9.25%, 8/05/16	32,175,000	-	7,449,600	24,725,400	25,917,510	403,493	115,911
Dynegy Roseton Danskammer Pass Through Trust, Escrow Account	-	40,000,000	-	40,000,000	-	-	-
Dynegy Roseton Danskammer Pass Through Trust, secured bond, B, 7.67%, 11/08/16	40,000,000	-	40,000,000	-	-	-	(20,540,379)
ᵃR.H. Donnelley Inc., Term Loan B, 9.00%, 10/24/14	44,360,678	-	-	44,360,678	30,793,718	728,871	-
Safeway Inc.	12,000,000	-	-	12,000,000	217,080,000	2,100,000	-
Total Affiliated Securities (2.01% of Net Assets)					$ 1,414,684,208	$ 14,205,515	$ (20,036,942)

*In U.S. dollars unless otherwise indicated.

ᵃCompany is a wholly owned subsidiary of Dex One Corp.

6. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical financial instruments
- Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement. Additionally, at December 31, 2012, due to market events, certain funds employed fair value procedures to value a portion of their holdings, resulting in a temporary transfer of these securities from Level 1 to Level 2 within the fair value hierarchy. The values of such transfers were as follows:

	Transfers from Level 1 to Level 2
Franklin Growth Fund	$18,731,269
Franklin Income Fund	$3,142,450,855
Franklin Utilities Fund	$238,086,790

A summary of inputs used as of December 31, 2012, in valuing the Funds' assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin DynaTech Fund				
Assets:				
Investments in Securities:				
Equity Investments:				
Internet Software & Services	$ 132,433,814	$ 3,436,000	$ -	$ 135,869,814
Other Equity Investments[a]	1,170,346,543	-	-	1,170,346,543
Short Term Investments	2,113,166	-	-	2,113,166
Total Investments in Securities	$ 1,304,893,523	$ 3,436,000	$ -	$ 1,308,329,523
Franklin Growth Fund				
Assets:				
Investments in Securities:				
Equity Investments:				
Materials	$ 295,443,000	$ 18,731,269	$ -	$ 314,174,269
Transportation	381,905,022	7,388,704	-	389,293,726
Other Equity Investments[a]	5,125,453,209	-	-	5,125,453,209
Short Term Investments	340,182,870	736,132,182	-	1,076,315,052
Total Investments in Securities	$ 6,142,984,101	$ 762,252,155	$ -	$ 6,905,236,256

Franklin Income Fund

Assets:				
Investments in Securities:				
Equity Investments:[b]				
Consumer Discretionary	$ 497,904,973	$ 225,815	$ -	$ 498,130,788
Consumer Staples	676,292,688	203,898,197	-	880,190,885
Energy	4,825,560,333	337,931,158	-	5,163,491,491
Financials	4,169,200,067	2,008,236,877	-	6,177,436,944
Materials	2,647,532,468	564,633,073	-	3,212,165,541
Telecommunication Services	1,067,849,532	1,170,240,981	-	2,238,090,513
Utilities	8,737,968,269	149,262,750	-[c]	8,887,231,019
Other Equity Investments[a]	6,027,363,619	-	-	6,027,363,619
Equity-Linked Securities	-	5,509,870,516	-	5,509,870,516
Convertible Bonds	-	597,472,788	-	597,472,788
Corporate Bonds	-	25,220,430,960	-	25,220,430,960
Senior Floating Rate Interests	-	4,810,680,437	-	4,810,680,437
Asset-Backed Securities and Commercial Mortgage-Backed Securities	-	169,485,733	-	169,485,733
Short Term Investments	396,726,084	63,707,668	-	460,433,752
Total Investments in Securities	$ 29,046,398,033	$ 40,806,076,953	$ -	$ 69,852,474,986
Unfunded Loan Commitments	-	3,027,250	-	3,027,250
Liabilities:				
Options Written	1,552,500	-	-	1,552,500

Franklin U.S. Government Securities Fund

Assets:				
Investments in Securities:				
Mortgage-Backed Securities	$ -	$ 10,986,611,310	$ -	$ 10,986,611,310
Short Term Investments	128,225,864	-	-	128,225,864
Total Investments in Securities	$ 128,225,864	$ 10,986,611,310	$ -	$ 11,114,837,174

Franklin Utilities Fund

Assets:				
Investments in Securities:				
Equity Investments:				
Electric Utilities	$ 2,220,374,962	$ 34,895,662	$ -	$ 2,255,270,624
Multi-Utilities	1,230,037,940	126,161,365	-	1,356,199,305
Water Utilities	70,547,000	77,029,763	-	147,576,763
Other Equity Investments[a]	492,657,270	-	-	492,657,270
Corporate Bonds	-	79,054,525	-	79,054,525
Short Term Investments	30,306,205	-	-	30,306,205
Total Investments in Securities	$ 4,043,923,377	$ 317,141,315	$ -	$ 4,361,064,692

[a]For detailed categories, see the accompanying Statement of Investments.

[b]Includes common, preferred and convertible preferred stocks as well as other equity investments.

[c]Includes securities determined to have no value at December 31, 2012.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period.

7. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the intended scope of disclosures required by ASU No. 2011-11. These ASUs are effective for interim and annual reporting periods beginning on or after January 1, 2013. The Funds believe the adoption of these ASUs will not have a material impact on their financial statements.

8. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure other than those already disclosed in the Statements of Investments.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant's internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CUSTODIAN FUNDS

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date February 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date February 27, 2013

By /s/ Gaston Gardey
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date February 27, 2013